Expense Example {- Fidelity Managed Retirement 2025 Fund} - 07.31 Fidelity Managed Retirement Funds AI Combo PRO-11 - Fidelity Managed Retirement 2025 Fund	Sep. 29, 2020 USD ($)
Fidelity Advisor Managed Retirement 2025 Fund-Class A
Expense Example:
1 year	$ 645
3 years	795
5 years	955
10 years	1,421
Fidelity Advisor Managed Retirement 2025 Fund-Class I
Expense Example:
1 year	49
3 years	154
5 years	266
10 years	$ 595